Revision of Prior Year Financial Statements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Liabilities
Accrued dividends	$ 1,121,056		$ 1,121,056		$ 1,462,106	$ 1,387,068
Total Current Liabilities	2,603,869		2,603,869		3,687,200	3,285,826
Total Liabilities	2,790,286		2,790,286		7,544,739	3,287,034
Stockholders' Equity
Total Stockholders' Equity	(2,492,539)		(2,492,539)		(7,367,307)	(2,908,933)	$ (360,464)
Statement of Operations
Deemed dividend	(45,367)	$ (74,014)	(174,232)	$ (203,365)	(297,323)	(247,128)
Net loss attributable to common stockholders	$ (7,609,293)	$ (3,495,979)	$ (12,243,026)	$ (6,581,239)	$ (9,048,909)	$ (7,639,035)
Basic and diluted loss per share	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.17)	$ (0.23)	$ (0.24)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend				$ 203,365	$ 297,323	$ 247,128
As Previously Reported after Adoption of ASU 2017-11 [Member]
Current Liabilities
Accrued dividends					472,444	259,170
Total Current Liabilities					4,159,644	3,544,996
Total Liabilities					8,017,183	3,546,204
Stockholders' Equity
Total Stockholders' Equity					7,839,751	3,168,103
Statement of Operations
Deemed dividend						247,128
Net loss attributable to common stockholders		$ (3,421,965)		$ (6,377,874)	$ 8,751,586	$ 247,128
Basic and diluted loss per share		$ (0.09)		$ (0.17)	$ (0.23)	$ (0.01)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend					$ 217,985	$ 69,894
Adjustment [Member]
Current Liabilities
Accrued dividends					(472,444)	(259,170)
Total Current Liabilities					(472,444)	(259,170)
Total Liabilities					(472,444)	(259,170)
Stockholders' Equity
Total Stockholders' Equity					(472,444)	(259,170)
Statement of Operations
Deemed dividend					297,323
Net loss attributable to common stockholders		$ (74,014)		(203,365)	$ 297,323	$ (7,391,907)
Basic and diluted loss per share						$ (0.23)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend				$ 203,365	$ 79,338	$ 177,234